Interests in associates and joint ventures	6 Months Ended
Jun. 30, 2023
Interests in associates and joint ventures
Interests in associates and joint ventures

Note 8    Interests in associates and joint ventures

8.1    Change in associates and joint ventures

The table below shows the value of the main interests in associates and joint ventures:

Company	Main activity	Main co-%
(in millions of euros)		shareholder	interest		June 30, 2023	December 31, 2022
Entities jointly controlled
Orange Concessions and its subsidiaries	Operation / maintenance related to Public Initiative Networks	Consortium HIN (50%)	50%		1,047	1,057
Światłowód Inwestycje Sp. z o.o. (FiberCo in Poland)	Construction / operation in Poland	APG Group (50%)	50	% (1)	334	306
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (34%)	40%		74	72
Other					17	17
Entities under significant influence
Orange Tunisie	Telecommunications operator in Tunisia	Investec (51%)	49%		13	17
Savoie connectée	Fiber infrastructure operator	Covage (70%)	30%		7	7
IRISnet	Telecommunications operator in Belgium	Ministry of the Brussels-Capital Region (MBCR) (53%)	22%		6	6
Other					3	3
Total associates and joint ventures					1,501	1,486

(1)Corresponds to Orange Polska's percentage interest in Światłowód Inwestycje Sp. z o.o. (FiberCo in Poland).

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	June 30, 2023	December 31, 2022
Interests in associates and joint ventures - in the opening balance	1,486	1,440
Dividends	(9)	(5)
Share of profits (losses)	(8)	(2)
Change in components of other comprehensive income(1)	(8)	51
Changes in the scope of consolidation	—	(3)
Change in capital	22	11
Translation adjustment	14	(2)
Reclassifications and other items	4	(3)
Interests in associates and joint ventures - in the closing balance	1,501	1,486

(1)	In 2022, included the effect of the change in fair value of cash flow hedge derivatives, net of tax, recognized in other comprehensive income for 33 million euros of Orange Concessions, and 18 million euros of the FiberCo in Poland.

8.2    Main figures of associates and joint ventures

The key figures relating to Orange Concessions and Światłowód Inwestycje Sp. z o.o. (FiberCo in Poland) are as follows (figures from financial statements of entities taken as a whole):

(in millions of euros)	June 30, 2023		December 31, 2022
	Orange	Światłowód	Orange	Światłowód
	Concessions	Inwestycje Sp. z o.o.	Concessions	Inwestycje Sp. z o.o.
Assets
Non-current assets	3,660	465	3,699	372
Current assets	395	199	417	197
Total assets	4,055	664	4,115	569

Liabilities
Shareholder's equity	2,097	317	2,117	281
Non-current liabilities	1,492	272	1,494	198
Current liabilities	466	75	505	90
Total equity and liabilities	4,055	664	4,115	569

Income statement
Revenue	285	20	768	29
Operating income	(20)	(4)	(7)	(4)
Finance costs, net	(5)	(6)	(35)	(5)
Income tax	—	2	8	1
Net income	(25)	(8)	(35)	(8)

8.3    Related party transactions

The main transactions between the Group and related parties essentially consist of transactions with consolidated companies using the equity method, of which Orange Concessions and Światłowód Inwestycje Sp. z o.o., (FiberCo in Poland). In addition, the amounts of the transactions with related parties have not changed significantly since December 31, 2022.